                                    COLONIAL
                            HIGH YIELD MUNICIPAL FUND


                                [Graphic Omitted]


                                SEMIANNUAL REPORT
                                  MAY 31, 1997

                          NOT FDIC-  MAY LOSE VALUE
                          INSURED    NO BANK GUARANTEE

                  COLONIAL HIGH YIELD MUNICIPAL FUND HIGHLIGHTS
                         DECEMBER 1, 1996 - MAY 31, 1997

INVESTMENT OBJECTIVE: Colonial High Yield Municipal Fund seeks a high level of after-tax total return by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in medium- to lower-grade municipal bonds.

THE FUND IS DESIGNED TO OFFER:
  |X|  Potential for high tax-free income
  |X|  Expert credit analysis
  |X|  Experienced professional management

PORTFOLIO MANAGER COMMENTARY: "Your Fund owns a high percentage of Industrial Revenue (IDR) Bonds. IDRs are issued by corporations rather than municipalities and carry a tax exemption for a variety of reasons. For example, they may be part of a revitalization project bringing jobs to a depressed area. Our ability to evaluate the credit quality of these securities helps us provide extra value -- and income -- to individual investors."
                                             -- Bonny Boatman and Peter Andersen

                 COLONIAL HIGH YIELD MUNICIPAL FUND PERFORMANCE

                                                   CLASS A             CLASS B
Inception dates                                     9/1/94              6/8/92
--------------------------------------------------------------------------------
Six-month distributions declared per share1         $0.307              $0.269
--------------------------------------------------------------------------------
SEC yields on 5/31/972                               5.33%               4.83%
--------------------------------------------------------------------------------
Taxable-equivalent SEC yields3                       8.82%               8.00%
--------------------------------------------------------------------------------
Six-month total returns, assuming reinvestment       2.07%               1.69%
of all distributions and no sales charge or
contingent deferred sales charge (CDSC)
--------------------------------------------------------------------------------
Net asset value per share on 5/31/97                $10.06              $10.06

1 A portion of the Fund's income may be subject to the alternative minimum tax. 2 The 30-day SEC yields on May 31, 1997, reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the maximum offering price per share at the end of the period.
3 Taxable-equivalent SEC yields are based on the maximum federal income tax rate of 39.6%. The Fund may at times purchase tax-exempt securities at a discount, and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed.

                        QUALITY BREAKDOWN (as of 5/31/97)
--------------------------------------------------------------------------------
AAA .............................4.8%    BB ..............................3.6%
AA ..............................5.2%    B ...............................0.3%
A ..............................13.1%    Non-rated ......................42.8%
BBB ............................28.0%    Cash and equivalents ............2.2%

Quality weightings are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality weightings in the future.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

[Photo of Harold W. Cogger]

I'm pleased to present your Fund's semiannual report for the six months ending May 31, 1997.

During the period, the economy was strong, corporate profits continued to grow, unemployment was at a 25-year low, and inflation continued. For investors in the stock market, the environment couldn't get much better.

But people who invest in bonds saw it differently. They saw stronger than expected economic growth in the first part of 1997, creating fears of renewed inflation. They saw the Federal Reserve Board raising short-term interest rates in an attempt to slow down the economy. And they saw long-term interest rates rise steadily.

Between December 1 and mid-April, yields on the benchmark 30-year U.S. Treasury bond rose from 6.36% to 7.17%. Interest rates on all other bond categories, such as high yield municipal bonds, rose as well.

Fortunately, by late April the environment began to improve for bond investors. Interest rates eased downward, the economy was slowing, inflation was still low and the Federal Reserve Board decided against boosting short-term rates a second time in two months.

But when the dust settled, interest rates were still moderately higher on May 31, 1997 compared to December 1, 1996. That means that the prices of fixed-income securities in your portfolio declined somewhat.

The best news is that your tax-exempt income remains very strong, particularly compared to inflation. And that's a main attraction of fixed-income investing.

This report provides you with a closer look at your Fund's performance as well as the portfolio manager's investment strategy. In addition, the report lists every security in the portfolio as of May 31, 1997, organized by categories such as education, healthcare and housing.

Thank you for the opportunity to help you meet your investment goals.

    Sincerely,

/s/ Harold W. Cogger

    Harold W. Cogger
    President
    July 16, 1997

Because market conditions change frequently, there can be no assurance that the trends described here will continue, come to pass or affect Fund performance.

                           PORTFOLIO MANAGEMENT REPORT

BONNY BOATMAN AND PETER ANDERSEN are portfolio co-managers of Colonial High Yield Municipal Fund. Ms. Boatman is senior vice president of Colonial Management Associates, Inc. and Director of the Municipal Bond Department. Mr. Andersen is vice president of Colonial Management Associates, Inc.

STRONG ECONOMY BOOSTS HIGH YIELD MUNIS

The issuers of high yield municipal bonds are financially less attractive than investment grade bond issuers. For example, they may have higher levels of debt. That's why their bonds offer more income. It's vitally important that these issuers stay financially healthy. Just like "a rising tide lifts all boats," a strong economy helps these issuers meet their commitments.

Because credit quality is such an important factor in this portfolio, it tends to overshadow other factors affecting high yield municipal bonds. That's why rising interest rates -- so crucial to most types of bonds -- have less of a negative impact on this portfolio.

SCARCE SUPPLY, BOOMING DEMAND

Another factor contributing to your Fund's performance is scarce supply and strong demand.

New issues of bonds are scarce. Municipalities are awash in tax revenue from the booming economy. They don't need to issue bonds as urgently to raise cash.

Meanwhile, demand for high yield municipal bonds is strong as investors try to do better than the rates offered by AAA-rated bonds. Interest rates may be a little bit higher than they were six months ago, but they're relatively low compared to where they've been over the past 20 years. Getting the extra yield from high yield municipal bonds is important to many investors in this interest rate environment.

So, the scarce supply of bonds and the strong demand for them pushes prices upward.

TOTAL RETURN MAY BE MODEST, BUT INCOME IS STRONG

For the period, the total return for Class A Shares, based on net asset value, was 2.07%. In comparison, the Lehman Brothers Municipal Bond Index, a broad-based unmanaged index that tracks the performance of the municipal bond market, posted a return of 1.68% for the same period. So even though total return was modest, we outperformed, the market benchmark.

As of May 31, 1997, your Fund's 30-day yield was 5.33% on Class A shares. For those of you in the maximum 39.6% effective federal tax bracket, that's equivalent to a taxable yield of 8.82%.

FINDING DIAMONDS IN THE ROUGH

Unlike investment grade bonds, non-rated bonds are not well followed by the investment community. But that's a great opportunity to uncover gems and buy bonds that we think have the potential for a higher credit rating due to improved circumstances.

WHERE WE'RE HEADED

Investing in high yield municipal bonds requires a specialized skill. These securities are often low rated or are not rated at all. That puts a special responsibility on our analytical staff to search for securities that appear undervalued and have the potential for capital appreciation. We will continue to search for these bonds as well as providing you with the highest tax-exempt income consistent with prudent portfolio management.

            COLONIAL HIGH YIELD MUNICIPAL FUND INVESTMENT PERFORMANCE
                Change in Value of $10,000 from 6/30/92 - 5/31/97
                    Based on NAV and CDSC for Class B Shares

                     NAV          w/CDSC         LEHMAN
June 30, 1992      $10,000        $10,000        $10,000
July 31, 1992       10,251         10,251         10,300
Aug. 31, 1992       10,194         10,194         10,200
Sept. 30, 1992      10,227         10,227         10,266
Oct. 31, 1992       10,180         10,180         10,165
Nov. 30, 1992       10,264         10,264         10,347
Dec. 31, 1992       10,369         10,369         10,453
Jan. 31, 1993       10,433         10,433         10,575
Feb. 28, 1993       10,653         10,653         10,957
Mar. 31, 1993       10,625         10,625         10,841
April 30, 1993      10,711         10,711         10,950
May 31, 1993        10,745         10,745         11,012
June 30, 1993       10,874         10,874         11,196
July 31, 1993       10,909         10,909         11,211
Aug. 31, 1993       11,103         11,103         11,444
Sept. 30, 1993      11,202         11,202         11,575
Oct. 31, 1993       11,238         11,238         11,597
Nov. 30, 1993       11,187         11,187         11,494
Dec. 31, 1993       11,261         11,261         11,737
Jan. 31, 1994       11,369         11,369         11,871
Feb. 28, 1994       11,227         11,227         11,564
Mar. 31, 1994       10,851         10,851         11,093
April 30, 1994      10,827         10,827         11,187
May 31, 1994        10,902         10,902         11,284
June 30, 1994       10,922         10,922         11,215
July 31, 1994       11,077         11,077         11,420
Aug. 31, 1994       11,097         11,097         11,460
Sept. 30, 1994      11,016         11,016         11,292
Oct. 31, 1994       10,890         10,890         11,091
Nov. 30, 1994       10,727         10,727         10,891
Dec. 31, 1994       10,877         10,877         11,130
Jan. 31, 1995       11,131         11,131         11,449
Feb. 28, 1995       11,399         11,399         11,782
Mar. 31, 1995       11,527         11,527         11,917
April 30, 1995      11,538         11,538         11,931
May 31, 1995        11,844         11,844         12,312
June 30, 1995       11,808         11,808         12,204
July 31, 1995       11,878         11,878         12,320
Aug. 31, 1995       11,985         11,985         12,476
Sept. 30, 1995      12,104         12,104         12,555
Oct. 31, 1995       12,271         12,271         12,737
Nov. 30, 1995       12,488         12,488         12,949
Dec. 31, 1995       12,621         12,621         13,073
Jan. 31, 1996       12,669         12,669         13,172
Feb. 28, 1996       12,619         12,619         13,083
Mar. 31, 1996       12,467         12,467         12,916
April 30, 1996      12,463         12,463         12,879
May 31, 1996        12,460         12,460         12,874
June 30, 1996       12,582         12,582         13,015
July 31, 1996       12,640         12,640         13,132
Aug. 31, 1996       12,674         12,674         13,129
Sept. 30, 1996      12,810         12,810         13,313
Oct. 31, 1996       12,946         12,946         13,463
Nov. 30, 1996       12,123         13,123         17,710
Dec. 31, 1996       13,092         13,092         13,652
Jan. 31, 1997       13,114         13,114         13,678
Feb. 28, 1997       13,237         13,237         13,804
Mar. 31, 1997       13,124         13,124         13,619
April 30, 1997      13,194         13,194         13,734
May 31, 1997       $13,345        $13,145        $13,940


A $10,000 investment in Class A shares made on 9/1/94 at net asset value (NAV) would have been valued at $12,274 on 5/31/97. The same investment based on maximum offering price (MOP) would have grown to $11,691 on 5/31/97.

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments, do not incur fees or expenses, and it is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURNS
                  As of June 30, 1997 (Most Recent Quarter End)


                           CLASS A SHARES                 CLASS B SHARES
INCEPTION                      9/1/94                         6/8/92
                          NAV           MOP           NAV           w/CDSC
--------------------------------------------------------------------------------
1 YEAR                    8.06%         2.92%         7.25%          2.25%
--------------------------------------------------------------------------------
5 YEARS                    --            --           6.18           5.86
--------------------------------------------------------------------------------
SINCE INCEPTION           7.95          6.11          6.33           6.02
--------------------------------------------------------------------------------

Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV returns do not include sales charges or CDSC. MOP returns include the maximum sales charge of 4.75%. The CDSC returns reflect the maximum charge of 5% for one year, 2% for five years and 1% since inception.

Past performance cannot predict future results.
Effective August 1, the Fund will offer Class C shares.

                              INVESTMENT PORTFOLIO
                     MAY 31, 1997 (UNAUDITED, IN THOUSANDS)

MUNICIPAL BONDS - 95.6%                                      PAR        VALUE
-------------------------------------------------------------------------------
 EDUCATION - 0.3%
  LOCAL GENERAL OBLIGATIONS
  AZ Apache County School District,
   Number 010, Round Valley
   Project of 1987, Series 1990-C,
                                       9.875%   07/01/05   $  500    $    546
                                                                     --------
-------------------------------------------------------------------------------
 HEALTH - 16.3%
  HOSPITALS - 8.7%
  AL Alabama Special Care Facilities Authority,
   Montgomery Healthcare,
   Series 1989,
                                      11.000%   10/01/19      295         301
  DE State Economic Development Authority,
   Riverside Hospital,
   Series 1992-A,
                                       9.500%   01/01/22      605         783
  FL Tarpon Springs Health Facilities
   Authority Hospital, Tarpon Springs
   Hospital Foundation, Series 1988,
                                       8.750%   05/01/12    1,000       1,044
  GA Clayton Hospital Authority,
   The Woodlands Foundation, Inc.,
   Series 1991-A,
                                       9.750%   05/01/21(a) 1,500         975
  ID State Health Facilities Authority,
   IHC Hospitals, Inc.,
                                       7.780%   02/15/21    1,000       1,083
  IL State Health Facilities Authority,
   Edgewater Medical Center,
   Series A,
                                       9.250%   07/01/24    2,000       2,360
  NJ Health Care Facilities Financing
   Authority, Raritan Bay Medical Center,
                                       7.250%   07/01/27    2,000       2,092
  OH Marion County,
   Community Hospital,
   Series 1996,
                                       6.375%   05/15/11    1,000       1,024
  PA Cambria County Hospital Authority,
   Conemaugh Valley Memorial Hospital,
   Series 1988-A,
                                       8.875%   07/01/18      165         174
  PA Delaware County Authority,
   Southeastern Pennsylvania Obligated Group,
   Series 1996,
                                       6.000%   12/15/26    2,500       2,447
  TN Chattanooga Health Education
   and Housing Facilities Board,
   North Park Hospital Project, Series 1993,
                                       8.500%   02/01/23      980       1,019
  TX Denison Texama Medical Center,
                                       6.125%   08/15/17    1,000       1,002
  VA Dickenson County Industrial Development
   Authority, Volunteer Healthcare Systems, Inc.,
   Series 1988-A,
                                      10.750%   06/01/18(a)   390         117
  VT State Educational & Health
   Buildings Authority,
   Springfield Hospital, Series A,
                                       7.750%   01/01/13      775         840
  WA State Health Care Facilities Authority,
   Grays Harbor Community Hospital,
   Series 1993:
                                       7.200%   07/01/03(b)   195         213
                                       8.025%   07/01/20      960       1,080
                                                                     --------
                                                                       16,554
                                                                     --------
  INTERMEDIATE CARE FACILITIES - 1.3%
  IL Champaign,
   Hoosier Care, Inc.,
   Series 1989-A,
                                       9.750%   08/01/19      490         524
  IN Wabash First Mortgage, Hoosier
   Care, Inc., Series 1989-A,
                                       9.750%   08/01/19      490         524
  MA State Health & Educational
   Facilities Authority,
   Corporation for Independent Living,
                                       8.100%   07/01/18      600         643
  TN Shelby County, Health, Education,
   & Housing Facilities Board, Open Arms
   Development Center:
   Series 1992-A,
                                       9.750%   08/01/19      335 $       386
   Series 1992-C,
                                       9.750%   08/01/19      330         380
                                                                     --------
                                                                        2,457
                                                                     --------
  NURSING HOMES - 6.3%
  DE State Economic Development Authority,
   Churchman Village Project,
   Series A,
                                      10.000%   03/01/21      745         879
  DE Sussex County, Healthcare Facility,
   Delaware Health Corp.,
   Series 1994-A,
                                       7.600%   01/01/24    1,000       1,003
  FL Broward County,
   Beverly Enterprises, Inc.,
                                       9.800%   11/01/10      615         677
  FL Flagler County Industrial
   Development Authority,
   South Florida Properties, Series 1988,
                                      10.500%   12/01/18      915         825
  FL Gadsden County Industrial
   Development Authority,
   Florida Properties, Inc., Series 1988-A,
                                      10.450%   10/01/18      340         350
  IA State Finance Authority,
   Care Initiatives Project,
   Series 1996,
                                       9.250%   07/01/25      500         613
  KS Halstead Industrial Health Care
   Project,
                                      10.250%   08/01/13(a)   335         134
  MA State Industrial Finance Agency,
   GF/Massachusetts, Inc.,
   Series 1994,
                                       8.300%   07/01/23      990         995
  MI Cheboygan County Economic
   Development Corp.,
   Metro Health Foundation Project, Series 1993,
                                      10.000%   11/01/22(b)   600         540
  MO Grove Industrial Development Authority,
   First Mortgage Health Care Facility,
   Heritage Manor GR, Series 1988,
                                      10.250%   11/01/13      425 $       382
  NJ Economic Development Authority
   Geriatric and Medical Service,
   Inc., Series A,
                                      10.500%   05/01/04       95         102
  OH Lucas County,
   Gericare, Inc.,
   Series 1988-B,
                                      10.500%   06/01/18      300         303
  PA Charteirs Valley
   Industrial and Commercial Authority,
   Beverly Enterprises, Inc., Series 1985,
                                      10.000%   06/01/07    1,720       1,815
  PA Chester County Industrial Development,
   Pennsylvania Nursing Home, Inc.,
   Series 1989,
                                      10.125%   05/01/19      440         427
  PA Delaware County Authority,
   Main Line and Haverford Nursing,
   Series 1992,
                                       9.000%   08/01/22       50          55
  PA Lackawanna County Industrial Authority,
   Greenridge Nursing Center,
                                      10.500%   12/01/10      195         212
  PA Luzerne County Industrial
   Development Authority,
   Millville Nursing Center,
                                      10.500%   12/01/12      230         218
  PA Montgomery County Higher Education
   & Health Authority,
   Roslyn-Hatboro, Inc. Project,
                                       9.000%   11/15/22      300         303
  PA Philadelphia Authority for Industrial
   Development,
   RHA/Philadelphia Project,
                                      10.250%   11/01/18      735         732
  VA Virginia Beach Development Authority,
   Beverly Enterprises,
   Series 1985,
                                      10.000%   04/01/10      230         252
  WA Kitsap County Housing Authority,
   Martha & Mary Nursing Home,
                                       7.100%   02/20/36    1,000  $    1,089
                                                                     --------
                                                                       11,906
                                                                     --------
--------------------------------------------------------------------------------
 HOUSING - 18.8%
  ASSISTED LIVING/SENIOR - 5.1%
  CT State Authority,
   First Mortgage Gross Health Care,
   Church-Avery Project, Series 1990,
                                       9.000%   04/01/20      500         539
  FL Clearwater Housing Authority,
   Hampton Apartments,
   Series 1994,
                                       8.250%   05/01/24    2,000       2,095
  IL State Development Finance Authority,
   Care Institute, Inc.,
                                       8.250%   06/01/25    2,000       2,095
  MN Roseville,
   Care Institute, Inc.,
   Series 1993,
                                       7.750%   11/01/23    1,270       1,210
  NY Glen Cove Housing Authority,
                                       8.250%   10/01/26    2,000       1,995
  PA Montgomery County Industrial
   Development Authority, Assisted
   Living Facility, Series 1993-A,
                                       8.250%   05/01/23      615         637
  TX Bell County Health Facilities
   Development Corp., Care Institutions, Inc.,
                                       9.000%   11/01/24    1,000       1,089
                                                                     --------
                                                                        9,660
                                                                     --------
  MULTI-FAMILY - 7.6%
  FL Hialeah Housing Authority,
   Series 1991,
                                       9.500%   11/01/21    2,000       1,900
  FL State Housing Finance Agency,
   Windsong Apartments,
   Series 1993-C,
                                       9.250%   01/01/19      750         755
  MN Lakeville,
   Southfork Apartment Project,
   Series 1989-A,
                                       9.875%   02/01/20      700         707
  MN Washington County Housing &
   Redevelopment Authority,
   Cottages of Aspen, Series 1992,
                                       9.250%   06/01/22      495 $       537
  MN White Bear Lake,
   Birch Lake Townhomes Project,
   Series 1989-A,
                                       9.750%   07/15/19      750         748
  NC Eastern Carolina Regional Housing
   Authority, New River Apartments-Jacksonville,
   Series 1994,
                                       8.250%   09/01/14    1,440       1,476
  Resolution Trust Corp.,
   Pass Through Certificates,
   Series 1993-A,
                                       8.500%   12/01/16(b) 4,248       4,418
  SC State Housing Finance and Development,
   Multi-family Housing Finance Revenue,
   Westbridge Apartments, Series A,
                                       9.500%   09/01/20      620         629
  TN Franklin Industrial Board,
   Landings Apartment Project,
   Series 1996-B,
                                       8.750%   04/01/27    1,800       1,791
  TX Galveston Pass Through Certificates,
   Health Facilities Center,
                                       8.000%   08/01/23    1,000       1,026
  VA Alexandria Redevelopment
   & Housing Authority, Courthouse
   Commons Apartments, Series 1990-A,
                                      10.000%   01/01/21      500         504
                                                                     --------
                                                                       14,491
                                                                     --------
  SINGLE-FAMILY - 6.1%
  AK State Housing Finance Corp.,
   Series 1992-A2,
                                       6.750%   12/01/24    1,685       1,740
  CO Housing Finance Authority,
   Series D-1,
                                       7.375%   06/01/26    2,000       2,182
  CO State Housing Finance Authority,
   Series 1997 A-2,
                                       7.250%   05/01/27      800         873
  MO State Housing Development Commission,
   Series C,
                                       7.250%   09/01/26    2,755  $    3,054
  NJ State Housing & Mortgage Finance Agency,
   Series 1989-D,
                                       7.700%   10/01/29    1,055       1,099
  PA State Housing Finance Agency,
   Series 1994-42,
                                       6.850%   04/01/25    2,435       2,563
                                                                     --------
                                                                       11,511
                                                                     --------
--------------------------------------------------------------------------------
 OTHER - 3.5%
  LOCAL APPROPRIATED - 0.5%
  CA Taft Public Financing Authority,
   Community Correctional Facilities Project,
   Series 1997-A,
                                       5.950%   01/01/11    1,000       1,005
                                                                     --------

  REFUNDED/ESCROW/SPECIAL OBLIGATIONS (C) - 3.0%
  CA Colton Public Financing Authority,
   Series 1995,
                                       7.500%   10/01/20    1,000       1,160
  MA State Industrial Finance Agency:
   Mary Ann Morse Nursing Home, Inc.:
   Series 1990,
                                       9.000%   10/01/20      930       1,073
   Series 1991-I,
                                      10.000%   01/01/21      500         601
  MI State Hospital Finance Authority,
   Detroit Osteopathic Hospital,
   Series 1987-A,
                                       7.500%   11/01/10      500         517
  MN Mille Lacs Capital Improvement Authority,
   Mille Lacs Band of Chippewa,
   Series 1992-A,
                                       9.250%   11/01/12      640         794
  MO Hannibal Industrial Development Authority,
   Regional Healthcare Systems,
   Series 1992,
                                       9.500%   03/01/22    1,000       1,234
  NC Lincoln County,
   Lincoln County Hospital,
                                       9.000%   05/01/07      315 $       373
                                                                     --------
                                                                        5,752
                                                                     --------
--------------------------------------------------------------------------------
 OTHER REVENUE - 29.8%
  CHEMICALS - 5.5%
  SC York County,
   Hoechst Celanese Corp.,
   Series 1994,
                                       5.700%   01/01/24    4,535       4,512
  WA Spokane Kaiser Aluminum,
                                       7.600%   03/01/27    2,500       2,556
  WY Sweetwater County,
   FMC Corp. Project,
   Series 1994-A,
                                       7.000%   06/01/24    3,325       3,525
                                                                     --------
                                                                       10,593
                                                                     --------
  HOTELS/CAMPS/LODGING - 1.3%
  MN Burnsville Commercial Development,
   Holiday Inn Project,
                                      10.600%   06/01/06      500         507
  PA Philadelphia Authority Starwood,
                                       6.500%   10/01/27    2,000       1,955
                                                                     --------
                                                                        2,462
                                                                     --------
  MANUFACTURING - 9.9%
  AZ Greenlee County Industrial
   Development Authority,
   Phelps Dodge Corp.,
                                       5.450%   06/01/09    2,000       1,990
  AZ Tucson Airport Authority,
   Lockheed Aeromod Center, Inc.,
   Series 1990,
                                       8.700%   09/01/19    2,500       2,809
  GA Wayne County Development Authority,
   Solid Waste Disposal, ITT Royonier, Inc.,
   Series 1990,
                                       8.000%   07/01/15      500         545
  LA Vidalia,
   Alcoa Co. of America Project,
                                       5.875%   09/01/13    2,000       2,040
  MD Baltimore County Pollution Control,
  Bethlehem Steel Corp.,
                                       7.500%   06/01/15    2,000       2,100
  MN Brooklyn Park,
   TL Systems Corp.,
   Series 1991,
                                      10.000%   09/01/16      530 $       650
  MN Buffalo,
   Von Ruden Manufacturing, Inc.,
   Series 1989,
                                      10.500%   09/01/14      775         853
  OH Cuyahoga County,
   Joy Technologies, Inc.,
   Series 1992,
                                       8.750%   09/15/07      360         403
  TN McKenzie Individual Development Board,
   American Lantern Co.,
                                      10.500%   05/01/16      463         490
  TX Trinity River Authority,
   Texas Instruments Project,
   Series 1996,
                                       6.200%   03/01/20    2,000       2,028
  WA Pilchuck Public Development Corp.,
   Goodrich (B.F.) Co. Tramco Project,
   Series 1993,
                                       6.000%   08/01/23    4,500       4,393
  WV Weirton Pollution Control, Weirton
   Steel Corp., Series 1989,
                                       8.625%   11/01/14      500         519
                                                                     --------
                                                                       18,820
                                                                     --------
  MISCELLANEOUS RETAIL - 1.1%
  OH Lake County,
   North Madison Properties,
   Series 1993,
                                       8.819%   09/01/11      545         573
  VA Virginia Beach Development Authority,
   SC Diamond Associates, Inc.,
                                       8.000%   12/01/10    1,465       1,566
                                                                     --------
                                                                        2,139
                                                                     --------
  OTHER REVENUE - 5.8%
  DC District of Columbia,
   Carnegie Endowment,
   Series 1996,
                                       5.750%   11/15/10    1,155       1,169
  IL State Development Agency,
                                       7.750%   06/01/10    2,000       2,175
  IN Hammond,
   American Maize Products Co.,
   Series 1994,
                                       8.000%   12/01/24    2,000  $    2,250
  LA Port New Orleans Industrial Development,
   Continental Grain Co., Series 1993,
                                       7.500%   07/01/13    2,000       2,148
  MD Baltimore,
   Park Charles Project,
   Series 1986,
                                       8.000%   01/01/10      655         689
  TX Gulf Coast Waste Disposal Authority,
   Quaker Oats Co.,
   Series 1994,
                                       5.700%   05/01/06    2,500       2,594
                                                                     --------
                                                                       11,025
                                                                     --------
  PAPER PRODUCTS - 5.2%
  GA Rockdale County Development
   Authority, Solid Waste Disposal, Visy
   Paper, Inc., Series 1993,
                                       7.500%   01/01/26    1,800       1,852
  LA DeSoto Parish,
   International Paper,
                                       6.550%   04/01/19    1,000       1,040
  MI State Strategic Fund:
   Blue Water Fiber Project,
   Series 1994,
                                       8.000%   01/01/12(a) 2,000       1,340
   Great Lakes Pulp & Fibre Project,
   Series 1994,
                                      10.250%   12/01/16(a) 2,000         910
  SC Darlington County:
   Industrial Development Authority,
   Sonoco Products Co. Project,
                                       6.125%   06/01/25    2,000       2,063
   Sonoco Products Co.,
   Series 1996,
                                       6.000%   04/01/26    1,500       1,535
  WA Walla Walla Public Corp.,
   Ponderosa Fibres Project,
   Series 1995,
                                       9.125%   01/01/26    1,230       1,079
                                                                     --------
                                                                        9,819
                                                                     --------
  PETROLEUM REFINING - 1.0%
  WA Pierce County Economic
   Development Corp.,
   Occidental Petroleum Co.,
                                       5.800%   09/01/29    2,000  $    1,893
                                                                     --------
--------------------------------------------------------------------------------
  RESOURCE RECOVERY - 3.7%
  MISCELLANEOUS DISPOSAL - 2.4%
  CT State Development
  Authority,
   Sewer Sludge Disposal Facilities,
   Series 1996,
                                       8.250%   12/01/06    1,000       1,018
  CT State Disposal Facility,
   Netco Waterbury Ltd.,
   Series 1995,
                                       9.375%   06/01/16    1,500       1,663
  MA State Industrial Finance Agency:
   Massachusetts Environmental Services,
   Series 1994-A,
                                       8.750%   11/01/21      990         970
   Peabody Monofill Associates, Inc.,
   Series 1995,
                                       9.000%   09/01/05      915         994
                                                                     --------
                                                                        4,645
                                                                     --------
  RECYCLING - 0.1%
  GA Fulton County Development
   Authority,
   Very, Inc.,
                                      10.500%   12/01/07      115         120
                                                                     --------
  RESOURCE RECOVERY - 1.2%
  PA Delaware County BFI,
                                       6.200%   07/01/19    2,225       2,250
                                                                     --------
--------------------------------------------------------------------------------
 TAX-BACKED - 2.1%
  MELLO-ROOS/1915 ACT - 0.5%
  CA Carson,
   Series 1992,
                                       7.375%   09/02/22      965       1,006
                                                                     --------
  SALES & EXCISE TAX - 0.6%
  IL State Development Finance Authority,
   City of Marion Project,
   Series 1991,
                                       9.625%   09/15/21    1,185       1,221
                                                                     --------
  SPECIAL ASSESSMENT - 1.0%
  CA Pleasanton Joint Powers Financing
   Reassurement Subordinated Revenue,
   Series 1993-B,
                                       6.750%   09/02/17    1,870  $    1,907
                                                                     --------

--------------------------------------------------------------------------------
  TRANSPORTATION - 12.6%
  AIR TRANSPORTATION - 7.7%
  CO Denver City & County
  Airport,
   United Airlines, Inc.,
   Series 1992-A,
                                       6.875%   10/01/32    3,000       3,101
  IL Chicago O'Hare International Airport
   Special Facility,
   United Airlines, Inc., Series 1988-A,
                                       8.400%   05/01/18      935       1,007
  IN Indianapolis Airport Authority,
   Federal Express Corp.,
   Series 1994,
                                       7.100%   01/15/17    4,000       4,325
  TX Alliance Airport Authority,
   American Airlines Project,
                                       7.500%   12/01/29    2,000       2,140
  TX Dallas-Fort Worth International Airport,
   American Airlines, Inc.,  Series 1990,
                                       7.500%   11/01/25    2,000       2,138
  TX Houston Continental,
                                       6.125%   07/15/17    2,000       1,948
                                                                     --------
                                                                       14,659
                                                                     --------
  AIRPORTS - 2.0%
  CO Denver City & County Airport:
   Airport System, Series 1992-C,
                                       6.750%   11/15/22    1,250       1,313
   Denver International Airport,
   Series 1991-D,
                                       7.750%   11/15/21    2,000       2,205
   Stapleton International Airport,
   Series 1990-A,
                                       8.500%   11/15/23      250         280
                                                                     --------
                                                                        3,798
                                                                     --------
  TURNPIKES/TOLLROADS/BRIDGES - 2.9%
  CA Foothill Eastern Transportation
   Corridor Agency,
   Series 1995-A,
                                        (d)     01/01/15    8,000       2,670
  CA San Joaquin Hills Transportation
   Corridor Agency,
   Series 1993:
                                        (d)     01/01/23    5,250  $    1,063
                                       5.000%   01/01/33    2,000       1,705
                                                                     --------
                                                                        5,438
                                                                     --------
--------------------------------------------------------------------------------
  UTILITY - 8.5%
  INDIVIDUAL POWER PRODUCER - 4.4%
  FL Martin County Industrial
   Development Authority,
   Indiantown Co-Generation Project, Series 1994-A,
                                       7.875%   12/15/25    1,000       1,123
  MD State Energy Financing Administration,
   AES Warrior Co-Generation Project,
                                       7.400%   09/01/19    1,250       1,294
  NY Port Authority of New York &
   New Jersey, KIAC Partners,
   Series 1996-IV,
                                       6.750%   10/01/11    2,000       2,104
  PA Economic Development Finance
   Authority, Colver Project, Series D,
                                       7.150%   12/01/18    3,650       3,846
                                                                     --------
                                                                        8,367
                                                                     --------
  INVESTOR OWNED - 3.1%
  IL Bryant,
   Central Illinois Light Co.,
   Series 1993,
                                       5.900%   08/01/23    1,750       1,761
  NM Farmington San Juan,
                                       6.375%   04/01/22    2,000       2,035
  NY State Energy Research & Development
   Authority,
   Consolidated Edison Co., Series 1991-A,
                                       7.500%   01/01/26    1,250       1,337
  OH State Water Development Pollution
   Collateralized Control, The Cleveland
   Electric Illumination, Series 1987 A-2,
                                       9.750%   11/01/22      250         254
  OH State Water Development Pollution
   Control Facilities Revenue, Pennsylvania
   Power Co.,
                                       8.100%   01/15/20      500 $       533
                                                                     --------
                                                                        5,920
                                                                     --------
  JOINT POWER AUTHORITY - 0.3%
  MN Southern Minnesota Municipal
   Power Agency, Series 1994-A,
                                        (d)     01/01/25    2,660         555
                                                                     --------
  WATER & SEWER - 0.7%
  LA Public Facility Belmont Water
   Authority,
                                       9.000%   03/15/24(b)   585         526
  MS Five Lakes Utility District,
                                       8.250%   07/15/24      400         391
  NJ State Economic Development
   Authority,
   Hills Development Co.,
                                      10.500%   09/01/08      400         402
                                                                     --------
                                                                        1,319
                                                                     --------

TOTAL MUNICIPAL BONDS (cost of $177,680)(e)                           181,838
                                                                     --------
SHORT-TERM OBLIGATIONS - 2.2%
-------------------------------------------------------------------------------
 VARIABLE RATE DEMAND NOTES(f)
  AZ Pinal County Industrial Development
   Authority, Magma Copper Co.,
                                       4.100%   12/01/09      300         300
  FL Pinellas County Health Facilities
   Authority,  Series 1985,
                                       4.100%   12/01/15    2,400       2,400
  IN Portage Economic Development,
                                       4.050%   08/01/30      300         300
  MI Farmington Hills Hospital
   Finance Authority,
   Botsford General Hospital, Series 1991-B,
                                       4.100%   02/15/16    1,200       1,200
                                                                     --------

TOTAL SHORT-TERM OBLIGATIONS                                            4,200
                                                                     ========

OTHER ASSETS & LIABILITIES, NET - 2.2%                                  4,215
-------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                  $190,253
                                                                     ========
-------------------------------------------------------------------------------
NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------
(a) This issuer is in default of certain debt covenants. Income is not being accrued.
(b) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1997, the value of these securities amounted to $5,697 or 3.0% of net assets.
(c) The Fund has been informed that the issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(d) Zero coupon bond.
(e) Cost for federal income tax purposes is $177,695.
(f) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 1997.

                        STATEMENT OF ASSETS & LIABILITIES
                            MAY 31, 1997 (UNAUDITED)

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $177,680)                              $  181,838
Short-term obligations                                                 4,200
                                                                  ----------
                                                                     186,038
Receivable for:
  Interest                                          $ 4,104
  Investments sold                                      735
  Fund shares sold                                      451
Other                                                     4            5,294
                                                    -------        ---------
    Total Assets                                                     191,332

LIABILITIES
Payable for:
  Distributions                                         848
  Fund shares repurchased                               222
Accrued:
  Deferred Trustees fees                                  3
Other                                                     6
                                                    -------
    Total Liabilities                                                  1,079
                                                                  ----------

NET ASSETS                                                        $  190,253
                                                                  ==========

Net asset value & redemption price per share -
Class A ($46,559/4,627)                                           $    10.06
                                                                  ==========
Maximum offering price per share - Class A
($10.06/0.9525)                                                   $    10.56(a)
                                                                  ==========
Net asset value & offering price per share -
Class B ($143,694/14,280)                                         $    10.06(b)
                                                                  ==========

COMPOSITION OF NET ASSETS
Capital paid in                                                   $  190,603
Overdistributed net investment income                                    (61)
Accumulated net realized loss                                         (4,447)
Net unrealized appreciation                                            4,158
                                                                  ----------
                                                                  $  190,253
                                                                  ==========

(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE SIX MONTHS ENDED MAY 31, 1997
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest                                                            $  6,535

EXPENSES
Management fee                                      $   516
Service fee                                             232
Distribution fee - Class B                              540
Transfer agent                                          148
Bookkeeping fee                                          37
Trustees fee                                              9
Custodian fee                                             2
Audit fee                                                15
Legal fee                                                10
Registration fee                                         17
Reports to shareholders                                   7
Amortization of deferred
  organization expenses                                   9
Other                                                     9            1,551
                                                    -------         --------
       Net Investment Income                                           4,984
                                                                    --------


NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain                                         7
Net unrealized depreciation during
  the period                                         (1,566)
                                                    -------
       Net Loss                                                       (1,559)
                                                                    --------
Net Increase in Net Assets from Operations                          $  3,425
                                                                    ========

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                 (Unaudited)
                                                  Six months     Year ended
 (in thousands)                                  ended May 31    November 30
                                                ----------------------------
INCREASE (DECREASE) IN NET ASSETS                    1997            1996
Operations:
Net investment income                              $  4,984        $  9,306
Net realized gain                                         7              73
Net unrealized depreciation                          (1,566)           (634)
                                                   --------        --------
    Net Increase from Operations                      3,425           8,745
Distributions:
From net investment income - Class A                 (1,242)         (1,682)
In excess from net investment income                    (18)            --
From net investment income - Class B                 (3,794)         (7,931)
In excess from net investment income                    (56)            --
                                                   --------        --------
                                                     (1,685)           (868)
                                                   --------        --------
Fund Share Transactions:
Receipts for shares sold - Class A                   12,792          22,506
Value of distributions reinvested - Class A             430             467
Cost of shares repurchased - Class A                 (3,743)         (3,674)
                                                   --------        --------
                                                      9,479          19,299
                                                   --------        --------
Receipts for shares sold - Class B                   16,355          31,304
Value of distributions reinvested - Class B           1,668           3,532
Cost of shares repurchased - Class B                (18,184)        (26,537)
                                                   --------        --------
                                                       (161)          8,299
                                                   --------        --------
    Net Increase from Fund Share
      Transactions                                    9,318          27,598
                                                   --------        --------
        Total Increase                                7,633          26,730
NET ASSETS
Beginning of period                                 182,620         155,890
                                                   --------        --------
End of period (net of overdistributed and
including undistributed net investment
income of $61 and $51, respectively)               $190,253        $ 182,620
                                                   ========        =========
NUMBER OF FUND SHARES
Sold - Class A                                        1,272           2,243
Issued for distributions reinvested - Class A            43              47
Repurchased - Class A                                  (373)           (364)
                                                   --------        --------
                                                        942           1,926
                                                   --------        --------
Sold - Class B                                        1,628           3,109
Issued for distributions reinvested - Class B           166             351
Repurchased - Class B                                (1,810)         (2,643)
                                                   --------        --------
                                                        (16)            817
                                                   --------        --------

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                            MAY 31, 1997 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Colonial High Yield Municipal Fund (the Fund), a series of Colonial Trust IV, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at May 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of after-tax total return by pursuing current income exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in medium- to lower-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses of $95,525 in connection with its organization, initial registration with the Securities and Exchange Commission and various states, and the initial public offering of its shares. These expenses were deferred and were amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each fund's pro-rata portion of the combined average net assets of the Fund, Colonial Tax-Exempt Fund and Colonial Tax-Exempt Insured Fund as follows:

     Average Net Assets                        Annual Fee Rate
      First $1 billion                              0.60%
      Next $2 billion                               0.55%
      Next $1 billion                               0.50%
      Over $4 billion                               0.45%

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.14% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective January 1, 1997 and continuing through calendar year 1997, the Transfer Agent fee will be reduced by 0.01% in cumulative monthly increments, resulting in a decrease in the fee from 0.14% to 0.13% annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the six months ended May 31, 1997, the Fund has been advised that the Distributor retained net underwriting discounts of $15,205 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $168,251 on Class B share redemptions.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of the Fund's net assets as of 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the six months ended May 31, 1997, purchases and sales of investments, other than short-term obligations were $25,791,910 and $17,590,930, respectively.

Unrealized appreciation (depreciation) at May 31, 1997, based on cost of investments for federal income tax purposes was approximately:

                 Gross unrealized appreciation                   $ 7,841,000
                 Gross unrealized depreciation                    (3,698,000)
                                                                 -----------
                         Net unrealized appreciation             $ 4,143,000
                                                                 ===========

Capital loss carryforwards: At November 30, 1996, capital loss carryforwards, available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                   Year of                       Capital loss
                 expiration                      carryforward
                 ----------                      ------------
                    1997                          $   133,000
                    1998                              590,000
                    1999                              364,000
                    2000                              302,000
                    2002                            1,731,000
                    2003                            2,383,000
                                                  -----------
                                                  $ 5,503,000
                                                  ===========

The loss carryforwards expiring in 1997, 1998, and 1999, respectively, were acquired in the merger with Colonial VIP High Yield Municipal Bond Fund.

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5.  LINE OF CREDIT
--------------------------------------------------------------------------------
The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended May 31, 1997.

                      FINANCIAL HIGHLIGHTS


Selected data for a share of each class outstanding throughout each period are as follows:

                             (Unaudited)
                          Six months ended                    Year ended
                               May 31                         November 30
                          ----------------------       ---------------------
                                    1997                       1996
                            Class A      Class B       Class A       Class B
                            -------      -------       -------       -------
Net asset value -
   Beginning of period     $ 10.160      $ 10.160      $ 10.230      $ 10.230
                           --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income         0.301         0.263         0.624         0.548
Net realized and
 unrealized gain (loss)      (0.094)       (0.094)       (0.051)       (0.051)
                           --------      --------      --------      --------
  Total from Investment
      Operations              0.207         0.169         0.573         0.497
                           --------      --------      --------      --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
 income                      (0.303)       (0.265)       (0.643)       (0.567)
In excess of net
 investment income           (0.004)       (0.004)           -             -
                           --------      --------      --------      --------
  Total Distributions Declared
      to Shareholders        (0.307)       (0.269)       (0.643)       (0.567)
                           --------      --------      --------      --------
Net asset value -
  End of period            $ 10.060      $ 10.060      $ 10.160      $ 10.160
                           ========      ========      ========      ========
Total return (b)              2.07%(c)      1.69%(c)      5.86%         5.07%
                           ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS
Expenses                      1.09%(d)(e)   1.84%(d)(e)   1.10%(d)      1.85%(d)
Net investment income         5.96%(d)(e)   5.21%(d)(e)   6.19%(d)      5.44%(d)
Portfolio turnover              10%(c)        10%(c)         8%            8%
Net assets at end
 of period (000)           $ 46,559      $143,694      $ 37,420      $145,200

(a) Class A shares were initially offered on September 1, 1994. Per share amounts reflect activity from that date.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(e) Annualized.

                            FINANCIAL HIGHLIGHTS - CONT.

                 Year ended November 30
----------------------------------------------------------
          1995                             1994
       Class A      Class B       Class A      Class B
       -------      -------       -------      -------

     $  9.330      $  9.330      $  9.800      $ 10.320
     --------      --------      --------      --------

        0.656         0.583         0.188         0.605

        0.912         0.912        (0.496)       (1.016)
     --------      --------      --------      --------

        1.568         1.495        (0.308)       (0.411)
     --------      --------      --------      --------


       (0.668)       (0.595)       (0.162)       (0.579)

          -             -             -             -
     --------      --------      --------      --------

       (0.668)       (0.595)       (0.162)       (0.579)
     --------      --------      --------      --------

     $ 10.230      $ 10.230      $  9.330      $  9.330
     ========      ========      ========      ========
       17.28%        16.42%       (3.15)%(c)    (4.10)%
     ========      ========      ========      ========


       1.17%(d)       1.92%(d)        1.15%(e)    1.90%
       6.67%(d)       5.92%(d)        7.19%(e)    6.44%
         26%            26%             25%         25%

     $ 17,997      $137,893      $  6,027      $113,549

                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:
                                                          Period ended
                              Year ended November 30       November 30
                           --------------------------------------------
                                        1993                  1992
                                      Class B               Class B(a)
                                      -------               -------
Net asset value -
   Beginning of period                $ 10.070              $ 10.000
                                      --------              --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                    0.609                 0.338(b)
Net realized and
 unrealized gain                         0.277                 0.041
                                      --------              --------
  Total from Investment
      Operations                         0.886                 0.379
                                      --------              --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
 income                                 (0.636)               (0.309)
                                      --------              --------
Net asset value -
   End of period                      $ 10.320              $ 10.070
                                      ========              ========
Total return (c)                         9.00%                 3.80%(d)(e)
                                      ========              ========

RATIOS TO AVERAGE NET ASSETS
Expenses                                 1.94%                 2.00%(f)
Fees waived by
 the Adviser                               --                  0.01%(f)
Net investment income                    5.95%                 6.83%(f)
Portfolio turnover                         31%                   13%(f)
Net assets at end
 of period (000)                      $120,523              $ 63,390

(a) The Fund commenced investment operations on June 8, 1992.
(b) Net of fees and expenses waived or borne by the Adviser which amounted to $0.000.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Annualized.

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial High Yield Municipal Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611


Colonial High Yield Municipal Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Colonial at 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial High Yield Municipal Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

[logo] COLONIAL
       MUTUAL FUNDS

       Mutual Funds for
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Mutual Funds for
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                                    TRUSTEES
ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C. S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

            COLONIAL INVESTMENT SERVICES, INC., Distributor (C) 1997
                      A Liberty Financial Company (NYSE: L)
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                            HM-03/773D-0597 M (7/97)